Employee Benefit - Summary of Sensitivity Analysis for Actuarial Assumptions (Parenthetical) (Detail)	Mar. 31, 2018
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%
Decrease in assumption	0.50%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%
Decrease in assumption	0.50%